Income Taxes - Provision/(Benefit) for Income Taxes Attributable to Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Dutch			$ 8	$ 1	$ 13
Non-Dutch			117	144	117
Total current income tax provision(benefit)			125	145	130
Deferred:
Dutch			(1)	(13)	(3)
Non-Dutch			22	(111)	(173)
Total deferred income tax provision (benefit)			21	(124)	(176)
Total (benefit)/provision for income taxes	$ 27	$ 11	$ 146	$ 21	$ (46)